Other non-current liabilities	3 Months Ended
Mar. 31, 2023
Other non-current liabilities
Other non-current liabilities
18.	Other non-current liabilities

Other non-current liabilities consist of the following:

		March 31, 2023	December 31, 2022
Deferred contingent consideration	(i)	65,968,319	—
Asset retirement obligations		7,920,322	7,658,309
Others		249,750	261,643
		74,138,391	7,919,952
(i)	On March 30, 2023, the Company acquired Popeyes China (see Note 2). As part of the consideration, the Company is obligated to pay Deferred Contingent Consideration.